Share-based compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-based compensation	Share-based compensation:
Under the terms of the Merger Agreement, at the closing of the Merger, other than certain rollover equity (as defined in the Merger Agreement), each of the options, restricted shares, restricted units, and phantom share units was exchanged for a current payment or, in the case of unvested awards, a payment at such time at which the award would have otherwise vested. The modification to each award is described below. Following the closing of the Merger, there are no options, restricted shares, restricted stock units or performance share units outstanding and no additional equity compensation has been granted.
A summary of the Company’s outstanding restricted shares, phantom share units, and restricted stock units as of and for the twelve months ended December 31, 2024, 2023, and 2022 are presented below:

	Restricted shares		Phantom share units		Restricted stock units		Stock options
	Number of shares	W.A. grant date FV	Number of units	W.A. grant date FV	Number of units	W.A. grant date FV	Number of options	W.A. grant date FV
December 31, 2021	63,926	$10.82	487,001	$12.76	2,466,728	$9.10	2,000,000	$2.54
Granted	5,556,610	14.20	—	—	336,313	14.45	—	—
Vested and exercised	(5,563,926)	14.16	(32,001)	16.37	(1,077,081)	9.41	—	—
Cancelled	—	—	—	—	(73,336)	13.65	—	—
December 31, 2022	56,610	$14.25	455,000	$12.51	1,652,624	$6.16	2,000,000	$2.54
Granted	—	—	—	—	—	—	—	—
Vested and exercised	(56,610)	14.25	—	—	(500,000)	8.61	—	—
Cancelled	—	—	(455,000)	12.55	(552,624)	13.57	(2,000,000)	2.54
December 31, 2023	—	$—	—	$—	600,000	$7.25	—	$—
Granted	—	—	—	—	—	—	—	—
Vested and exercised	—	—	—	—	(300,000)	7.25	—	—
Cancelled	—	—	—	—	—	—	—	—
December 31, 2024	—	$—	—	$—	300,000	$7.25	—	$—
Outstanding, December 31, 2024	—	$—	—	$—	—	$—	—	$—
During the year ended December 31, 2024, the Company amortized $16,297,000 (2023 – $17,662,000; 2022 – $23,492,000) in share-based compensation expense related to the above share-based compensation awards.
19.    Share-based compensation (continued):
At December 31, 2024, there was $41,572,000 (2023 – $58,251,000) of total unamortized compensation costs relating to unvested share-based compensation awards, which are expected to be recognized over a weighted-average period of 22 months.
(a)Restricted shares and phantom share units:
Common shares are issued on a one-for-one basis in exchange for the cancellation of vested and exchanged phantom share units. The restricted shares generally vest over one year and the phantom share units generally vest over three years.
In March 2022, the Company granted 4,000,000 unrestricted, fully vested shares to the chairman of the board with a requisite service period until September 1, 2027. From the grant date to December 31, 2022, if he ceases to act as a director, other than for reason of this death or disability, the shares will be forfeited and must be returned to the Company. From January 1, 2023 to the end of the service period, except in the event of his death or disability, a pro-rated number of shares will be returned for each month less than 56 that he serves.
In June 2022, the Company granted 1,500,000 unrestricted, fully vested shares to the Company's chief executive officer with a requisite service period until December 27, 2027. From the grant date to December 31, 2024, if the chief executive officer resigns without good reason or his employment is otherwise terminated under circumstances, the shares will be forfeited and must be returned to the Company.
During the year ended December 31, 2022, the Company granted 56,610 restricted shares to its board of directors and the restricted shares vested on January 1, 2023. During the year ended December 31, 2024, no restricted shares were granted as a result of the Merger (note 1).
In March 2023, in connection with the Merger, the Company converted 455,000 phantom share units into the right to receive a cash payment of $15.50 per unit. Follow such conversion, there were no phantom share units exercisable.
(b)Restricted stock units:
The restricted stock units generally vested over two or five years, in equal tranches. Upon vesting of the restricted stock units, the participant would receive common shares.
In June 2020, the Company granted the Chief Executive Officer (“CEO”) 1,500,000 restricted stock units. The restricted stock units vest in five tranches annually over five years beginning December 31, 2021 and have a grant date fair value of $7.25 per unit.
In August 2021, the Company granted certain executive officers 550,000 restricted stock units. The restricted stock units vest in five tranches annually beginning on January 3, 2022 and have a grant date fair value of $13.44 per unit. Of this, 50,000 restricted stock units were forfeited during 2022.
During the year ended December 31, 2023, the Company granted nil restricted stock units to certain members of senior management. The restricted stock units generally vest over two years, in equal tranches. During the year ended December 31, 2023, 151,640 restricted stock units were forfeited.
In March 2023, in connection with the Merger, the Company converted 400,984 restricted stock units into the right to receive a cash payment of $15.50 per unit plus interest. In connection with the Merger, the June 2020 grant to the CEO was amended such that the holder will receive a share in Poseidon for each vested restricted stock unit. During the year ended December 31, 2024, 300,000 restricted stock units vested and 300,000 restricted stock units remain outstanding at December 31, 2024.
19.    Share-based compensation (continued):
(c)Stock options:
In March 2023, in connection with the Merger, the outstanding options granted to the CEO were cancelled and the agreement was modified such that the holder would receive a cash payment equal to $15.50 less the exercise price. As a result, a cash payment was made for 1,100,000 options that were vested and unexercised. At December 31, 2024 there are 300,000 (2023 - 600,000) unvested options and at each vesting date, the holder will receive a cash payment equal to $15.50 less the exercise price per vested option.